NET LOSS PER SHARE - Basic and Diluted Earnings Per Share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ 417	$ (2,262)	$ (10,233)	$ (13,076)
Weighted-average common shares outstanding
Weighted-average common shares outstanding - basic (in shares)	45,432,272	26,803,839	36,147,187	22,287,828
Weighted-average common shares outstanding - diluted (in shares)	77,315,056	26,803,839	36,147,187	22,287,828
Net loss per common share, basic (in dollars per share)	$ 0.01	$ (0.08)	$ (0.28)	$ (0.59)
Net loss per common share, diluted (in dollars per share)	$ 0.01	$ (0.08)	$ (0.28)	$ (0.59)